JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK STRATEGIC SERIES

Supplement dated October 4, 2019 to the current Prospectus, as may be supplemented

Effective October 4, 2019, the following sentence under the heading “PURCHASE AND SALE OF FUND SHARES” is amended and restated as follows:

The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned.

Also, effective October 4, 2019, the eighth bullet in the section entitled “Class R6 shares” under the heading “CHOOSING AN ELIGIBLE SHARE CLASS” is amended and restated as follows:

•	Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned

Effective October 4, 2019, the following disclosure in the “Minimum Initial Investment” column for Class R6 under the heading “OPENING AN ACCOUNT” is amended and restated as follows:

$1 million. However, there is no minimum initial investment requirement for: (i) qualified and nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned.

Additionally, effective October 4, 2019, the similar sentence in the section entitled “Exchanges and conversions” under the heading “TRANSACTION POLICIES” is amended and restated as follows:

In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK FUNDS II	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK FUNDS III	JOHN HANCOCK STRATEGIC SERIES

Supplement dated October 4, 2019 to the current Statement of Additional Information (SAI), as may be supplemented

Effective October 4, 2019, the second paragraph in the “Conversion Privilege” section under the heading “ADDITIONAL SERVICES AND PROGRAMS” is amended and restated as follows:

In addition, Trustees, employees of the Advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.